Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000129981
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Class Name	Class A
Trading Symbol	TCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Mar-2016	$9,471	$10,000
Mar-2017	$10,638	$11,220
Mar-2018	$11,254	$11,999
Mar-2019	$11,784	$12,394
Mar-2020	$10,288	$10,445
Mar-2021	$14,220	$13,808
Mar-2022	$15,694	$15,862
Mar-2023	$15,219	$14,775
Mar-2024	$16,645	$16,532
Mar-2025	$17,093	$18,152
Mar-2026	$19,335	$20,213

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	4.82%	13.12%	6.34%	7.40%
With Load	-0.64%	7.24%	5.19%	6.82%
CBOE S&P 500® BuyWrite Index	5.55%	11.35%	7.92%	7.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 525-2151.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 113,216,210
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 529,949
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$113,216,210
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$529,949
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	8.4%
Right	0.1%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
Equity Option	-0.7%
Information Technology	1.0%
Real Estate	1.0%
Industrials	3.4%
Utilities	4.6%
Energy	4.7%
Materials	5.7%
Communications	6.9%
Money Market Funds	8.0%
Financials	8.1%
Consumer Discretionary	8.5%
Health Care	9.4%
Consumer Staples	11.1%
Technology	24.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.0%
Microsoft Corporation	4.6%
Pfizer, Inc.	2.9%
Verizon Communications, Inc.	2.7%
Intel Corporation	2.6%
Accenture plc, Class A	2.4%
United Parcel Service, Inc., Class B	2.4%
Walt Disney Company (The)	2.1%
Dominion Energy, Inc.	2.1%
JPMorgan Chase & Company	2.1%

C000129983
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Class Name	Class I
Trading Symbol	TCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,263	$11,220
Mar-2018	$11,940	$11,999
Mar-2019	$12,537	$12,394
Mar-2020	$10,983	$10,445
Mar-2021	$15,211	$13,808
Mar-2022	$16,822	$15,862
Mar-2023	$16,352	$14,775
Mar-2024	$17,944	$16,532
Mar-2025	$18,460	$18,152
Mar-2026	$20,936	$20,213

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
The Covered Bridge Fund	4.90%	13.41%	6.60%	7.67%
CBOE S&P 500® BuyWrite Index	5.55%	11.35%	7.92%	7.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 525-2151.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 113,216,210
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 529,949
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$113,216,210
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$529,949
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	8.4%
Right	0.1%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
Equity Option	-0.7%
Information Technology	1.0%
Real Estate	1.0%
Industrials	3.4%
Utilities	4.6%
Energy	4.7%
Materials	5.7%
Communications	6.9%
Money Market Funds	8.0%
Financials	8.1%
Consumer Discretionary	8.5%
Health Care	9.4%
Consumer Staples	11.1%
Technology	24.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.0%
Microsoft Corporation	4.6%
Pfizer, Inc.	2.9%
Verizon Communications, Inc.	2.7%
Intel Corporation	2.6%
Accenture plc, Class A	2.4%
United Parcel Service, Inc., Class B	2.4%
Walt Disney Company (The)	2.1%
Dominion Energy, Inc.	2.1%
JPMorgan Chase & Company	2.1%

[1]	Annualized
[2]	Annualized